Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001089113
Registrant Name	HSBC HOLDINGS PLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES